State Street Institutional Treasury Plus Money Market Fund Average Annual Total Returns - Institutional Administration Investment Investor Premier Opportunity [Member]		12 Months Ended	60 Months Ended	89 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	3.19%	2.59%
Performance Inception Date	Jul. 30, 2018
Administration Class
Prospectus [Line Items]
Average Annual Return, Percent		3.98%	3.01%	2.41%
Performance Inception Date	Jul. 30, 2018
Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		3.88%	2.94%			1.85%
Performance Inception Date
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.15%		2.22%
Performance Inception Date	Oct. 14, 2016
Premier Class
Prospectus [Line Items]
Average Annual Return, Percent		4.24%	3.21%			2.12%
Performance Inception Date
Opportunity Class
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	3.19%			2.11%
Performance Inception Date